Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Liabilities and Other Liabilities
Salary and welfare payable	¥ 144,473		¥ 118,712
Provision for reserve for inventory purchase commitments	75,847		0
Other tax payables	56,116		19,128
Customer refund	29,432		10,738
Warranty reserve (Note b)	11,953		18,026
Refund from depository bank - current	2,199		2,013
VAT payable	748		128,939
VAT received from customers related to contract liabilities	135		2,427
Withholding tax payables due to restricted share units (Note c)			126,198
Rental deposits			2,120
Others	15,802		9,093
Total	336,705	$ 48,814	437,394
Other non-current liabilities
Refund from depository bank - non-current	¥ 4,163		¥ 5,824